SCHEDULE OF REMUNERATION OF KEY MANAGEMENT PERSONNEL (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,035,302	$ 638,659	$ 964,162
Post-employment benefits	79,042	53,614	86,130
Share-based payments	650,911	(32,498)	157,886
Other long-term benefits	4,589	3,231	734
Termination benefits
Total remuneration of Key Management Personnel	$ 1,787,933	$ 663,006	$ 1,208,912